Transactions with Related Parties - Summary Information Before Elimination of Inter-company Transactions and the Effect of Non-controlling Interest (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Total other operating expenses						$ (1,144,733)	$ (1,042,759)	$ (960,866)
Net income (loss)	$ 379,736	$ 159,768	$ (490,702)	$ (330,934)	$ 48,802	$ 152,977	$ (1,850,096)	$ 414,674